UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from October 1, 2006 to October 31, 2006

Commission File Number of issuing entity: 333-117810-03

WORLD OMNI AUTO RECEIVABLES TRUST 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-117810

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

190 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                         Yes  ☐        No  ☒

PART I – DISTRIBUTION INFORMATION

Item 1.   Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of World Omni Receivables Trust 2006-A for the distribution period commencing on October 1, 2006 and expiring on October 31, 2006 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Trust on March 7, 2006 for a description of the transaction and defined terms used in this report and the attached Certificate.

PART II – OTHER INFORMATION

Item 2.   Legal Proceedings.

Not applicable.

Item 3.   Sales of Securities and Use of Proceeds.

Not applicable.

Item 4.   Defaults Upon Senior Securities.

Not applicable.

Item 5.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6.   Significant Obligors of Pool Assets.

Not applicable.

Item 7.   Significant Enhancement Provider Information.

Not applicable.

Item 8.   Other Information.

Not applicable.

Item 9.   Exhibits.

Exhibit 99.1.    Monthly Servicer’s Certificate for the distribution period commencing on October 1, 2006 and expiring on October 31, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Auto Receivables Trust 2006-A (Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: November 28, 2006		/s/ Victor A. De Jesus

Victor A. De Jesus, Vice President and Chief Financial Officer